ORGANIZATION AND BUSINESS (Tables)	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUMMARY OF UNAUDITED PRO-FORMA INFORMATION

	12 Months Ended March 31,
	2022	2021
Net sales	$34,424,314	$74,664,436
Gross profit	$23,622,443	$53,630,538
Loss from continuing operations	$(20,142,487)	$(1,988,501)
Loss before income taxes	$(20,142,487)	$(1,988,501)
Income tax benefit	(3,035,990)	(1,782,278)
Net loss	$(17,106,497)	$(206,223)

Basic and diluted loss per share	$(0.08)	$(0.00)